EVENTS AFTER THE REPORTING PERIOD - Share-based awards to VEON's GEC and board of directors (Details) - shares		1 Months Ended
	Jul. 19, 2023	Jun. 30, 2024	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Sep. 30, 2023
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,761,100
ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)	70,444
Mr Kaan Terzioglu | Share-based awards to VEON's GEC and board of directors | Long term incentive scheme
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)				3,201,250
Mr Kaan Terzioglu | Share-based awards to VEON's GEC and board of directors | Long term incentive scheme | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)				128,050
Mr Kaan Terzioglu | Share-based awards to VEON's GEC and board of directors | Deferred shares plan
Disclosure of non-adjusting events after reporting period
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		2,393,275	1,431,220			3,662,240
Number of shares withheld for taxes (in shares)		1,268,965
Mr Kaan Terzioglu | Share-based awards to VEON's GEC and board of directors | Deferred shares plan | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		95,731	57,249			146,490
Number of shares withheld for taxes (in shares)		50,759
Group Executive Committee
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)	261,100
Group Executive Committee | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)	10,444
Group Executive Committee | Share-based awards to VEON's GEC and board of directors | Long term incentive scheme
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)			10,457,359
Vesting period			3 years
Group Executive Committee | Share-based awards to VEON's GEC and board of directors | Long term incentive scheme | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)			418,294
Joop Brakenhoff | Share-based awards to VEON's GEC and board of directors | Long term incentive scheme
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)			434,549
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		482,325
Number of shares withheld for taxes (in shares)		472,743
Joop Brakenhoff | Share-based awards to VEON's GEC and board of directors | Long term incentive scheme | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)			17,382
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		19,293
Number of shares withheld for taxes (in shares)		18,910
Joop Brakenhoff | Share-based awards to VEON's GEC and board of directors | Deferred shares plan
Disclosure of non-adjusting events after reporting period
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		52,550	520,519		104,047
Number of shares withheld for taxes (in shares)		51,497
Joop Brakenhoff | Share-based awards to VEON's GEC and board of directors | Deferred shares plan | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		2,102	20,821		4,162
Number of shares withheld for taxes (in shares)		2,060
Omiyinka Doris | Share-based awards to VEON's GEC and board of directors | Long term incentive scheme
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)			372,470
Omiyinka Doris | Share-based awards to VEON's GEC and board of directors | Long term incentive scheme | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)			14,899
Omiyinka Doris | Share-based awards to VEON's GEC and board of directors | Deferred shares plan
Disclosure of non-adjusting events after reporting period
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		333,900	288,703
Number of shares withheld for taxes (in shares)		327,273
Omiyinka Doris | Share-based awards to VEON's GEC and board of directors | Deferred shares plan | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		13,356	11,548
Number of shares withheld for taxes (in shares)		13,091
Former Board Members | Share-based awards to VEON's GEC and board of directors | Long term incentive scheme
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)			3,369,125
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		1,648,225
Number of shares withheld for taxes (in shares)		173,250
Former Board Members | Share-based awards to VEON's GEC and board of directors | Long term incentive scheme | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)			134,765
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		65,929
Number of shares withheld for taxes (in shares)		6,930
Former Board Members | Share-based awards to VEON's GEC and board of directors | Long term incentive scheme, cash settled
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)			1,547,650
Former Board Members | Share-based awards to VEON's GEC and board of directors | Long term incentive scheme, cash settled | ADR1
Disclosure of non-adjusting events after reporting period
Number of other equity instruments granted in share-based payment arrangement (in shares)			61,906